SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Jan. 01, 2026	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024
Accounting Policies [Abstract]
Total accounts receivable	$ 26,584	$ 51,889	$ 51,889	$ 30,265	$ 30,265	$ 1,825